COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease, Liability, Maturity	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2021, are as follows:

Year ended December 31,	Rental of premises	Lease of motor vehicles
2022	$2,486	$8
2023	1,844	—
2024	826	—
2025	770	—
Total	$5,926	$8